Cost of revenues - Schedule of Cost of Revenues (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Deferred Revenue Arrangement [Line Items]
Cost of revenues	$ 60,034	$ 55,755	$ 50,258
Bandwidth costs [Member]
Deferred Revenue Arrangement [Line Items]
Cost of revenues	37,218	$ 33,545	28,174
Content costs, including amortization [Member]
Deferred Revenue Arrangement [Line Items]
Cost of revenues	338		1,061
Payment handling fees [Member]
Deferred Revenue Arrangement [Line Items]
Cost of revenues	9,087	$ 11,305	12,097
Depreciation of servers and other equipment [Member]
Deferred Revenue Arrangement [Line Items]
Cost of revenues	4,873	5,102	3,801
Games revenue sharing costs and others [Member]
Deferred Revenue Arrangement [Line Items]
Cost of revenues	$ 8,518	$ 5,803	$ 5,125